Pension benefits	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Pension benefits
Note 31 - Pension benefits

Defined benefit plans

For onshore employees in Norway, who are participants in the defined benefit plans, the primary benefits are a retirement pension of approximately 66 percent of salary at retirement age of 67 years, together with a long-term disability pension. The retirement pension per employee is capped at an annual payment of 66 percent of the total of 12 times the Norwegian Social Security Base. Most employees in this group may choose to start a pre-retirement pension at 62 years of age.
Consolidated Balance Sheet position

Net defined benefit pension asset/(obligation) is as follows:

(In $ millions)	December 31, 2020	December 31, 2019
Defined benefit obligation - Non-current liabilities	—	(2)
Deferred tax asset	1	1
Net defined benefit pension asset/(obligation)	1	(1)

Annual pension cost

We record pension costs in the period during which the services are rendered by the employees.

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Service cost	1	3	2	1
Interest cost on prior years’ benefit obligation	—	1	1	—
Gross pension cost for the year	1	4	3	1
Expected return on plan assets	—	(1)	(1)	—
Net pension cost for the year	1	3	2	1
Impact of settlement/curtailment of defined benefit plans	1		—	—
Total net pension cost	2	3	2	1

The funded status of the defined benefit plan

Funded defined benefit pension obligation is as follows:

(In $ millions)	December 31, 2020	December 31, 2019
Projected defined benefit obligations	(16)	(40)
Plan assets at market value	16	39
Funded defined benefit pension obligation	—	(1)

Change in projected benefit obligations

Change in projected benefit obligation is as follows:

(In $ millions)	December 31, 2020	December 31, 2019	December 31, 2018
Projected benefit obligations at beginning of period	40	37	36
Interest cost	—	1	1
Service cost	1	3	1
Benefits paid	(1)	(2)	(1)
Change in unrecognized actuarial gain	2	—	2
Settlement (1)	(25)	—	—
Foreign currency translations	(1)	1	(2)
Projected benefit obligations at end of period	16	40	37
(1)Two Norwegian defined benefit plans were settled and paid out in the year ending 31 December, 2020.
Change in pension plan assets

Change in pension plan assets is as follows:

(In $ millions)	December 31, 2020	December 31, 2019	December 31, 2018
Fair value of plan assets at beginning of year	39	33	33
Estimated return	—	1	1
Contribution by employer	6	6	—
Benefits paid	(1)	(2)	(1)
Actuarial gain	—	—	2
Settlement (1)	(27)	—	—
Foreign currency translations	(1)	1	(2)
Fair value of plan assets at end of year	16	39	33
(1)Two Norwegian defined benefit plans were settled and paid out in the year ending 31 December, 2020.

The accumulated benefit obligation for all defined benefit pension plans was $15 million and $37 million at December 31, 2020 (Successor) and December 31, 2019 (Successor), respectively.

Pension obligations are actuarially determined and are critically affected by the assumptions used, including the expected return on plan assets, discount rates, compensation increases and employee turnover rates. We periodically review the assumptions used and adjust them and the recorded liabilities as necessary.

The expected rate of return on plan assets and the discount rate applied to projected benefits are particularly important factors in calculating our pension expense and liabilities. We evaluate assumptions regarding the estimated rate of return on plan assets based on historical experience and future expectations on investment returns, utilizing the asset allocation classes held by the plan’s portfolios. The discount rate is based on the covered bond rate in Norway. Changes in these and other assumptions used in the actuarial computations could impact the projected benefit obligations, pension liabilities, pension expense and other comprehensive income.

Assumptions used in calculation of pension obligations

	Successor			Predecessor
	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Rate of compensation increase at the end of year	2.25%	2.25%	2.75%	2.50%
Discount rate at the end of year	1.70%	2.30%	2.60%	2.40%
Prescribed pension index factor	1.20%	2.00%	2.00%	2.00%
Expected return on plan assets for the year	2.60%	2.60%	2.60%	2.40%
Employee turnover	4.00%	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.00%	2.50%	2.50%	2.25%

The weighted-average asset allocation of funds related to our defined benefit plan at December 31, was as follows:

Pension benefit plan assets

	December 31, 2020	December 31, 2019
Equity securities	7.2%	13.6%
Debt securities	68.2%	58.4%
Real estate	13.6%	11.0%
Money market	10.6%	16.5%
Other	0.4%	0.5%
Total	100.0%	100.0%

The investment policies and strategies for the pension benefit plan funds do not use target allocations for the individual asset categories. The investment objectives are to maximize returns subject to specific risk management policies. The life insurance company diversify the allocation of plan assets by investing in both domestic and international fixed income securities and domestic and international equity securities. These investments are readily marketable and can be sold to fund benefit payment obligations as they become payable.
Effective January 1, 2020 the company terminated two of the defined benefit plans and replaced it with a defined contribution plan. The termination/settlement cost relating to the defined benefit plans has been recognized within 'Selling, general and administrative expenses' within the Consolidated Statement of Operations.

Cash flows - Contributions expected to be paid

The table below shows our expected annual pension plans contributions under defined benefit plans for the years ending December 31, 2021-2030. The expected payments are based on the assumptions used to measure our obligations at December 31, 2020 and include estimated future employee services.

(In $ millions)	December 31, 2020
2021	1
2022	1
2023	1
2024	1
2025-2030	3
Total payments expected during the next 10 years	7

Defined contribution and other plans

We made contributions to personal defined contribution pension and other plans totaling $18 million for the year ended December 31, 2020, $16 million for the year ended December 31, 2019 (Successor), $9 million for the period from July 2, 2018 through December 31, 2018 (Successor) and $10 million for the period from January 1, 2018 through July 1, 2018 (Predecessor). These were charged as operational expenses as they became payable.